Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Banner Midstream Corp. [Member]
REVENUES	$ 18,750,053	$ 12,711,050
COST OF REVENUES	13,447,203	9,173,850
GROSS PROFIT	5,302,850	3,537,200
OPERATING EXPENSES
Salaries and salaries related costs	2,494,942	3,039,661
Professional and consulting fees	309,825	794,462
Selling, general and administrative costs	7,471,525	4,337,823
Depreciation and amortization	783,324	694,703
Total operating expenses	11,059,616	8,866,649
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)	(5,756,766)	(5,329,449)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	10,975,737	(10,923,265)
Gain (loss) on exchange of warrants for common stock	0	12,436,594
Loss on conversion of long-term debt and accrued expenses and forgiveness of debt	0	(1,984,425)
Gain (loss) on disposal of fixed assets	(6,770)	(104,938)
Interest expense, net of interest income	321,159	1,652,989
Total other income (expense)	10,647,808	(2,229,023)
INCOME (LOSS) FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	4,891,042	(7,558,472)
PROVISION FOR INCOME TAXES	85,000	58,000
NET INCOME (LOSS)	$ 4,806,042	$ (7,616,472)
NET LOSS PER SHARE (in dollars per share)	$ 0.88	$ (1.35)
WEIGHTED AVERAGE SHARES OUTSTANDING (in shares)	5,565,976	5,565,976